BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated entity
Subsidiaries	Jurisdiction of incorporation	Ownership
Clever Leaves US, Inc.	Delaware, United States	100%
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%
Clever Leaves UK Limited	London, United Kingdom	100%

Subsidiaries	Jurisdiction of incorporation	Ownership
Clever Leaves US, Inc.	Delaware, United States	100%
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%
Clever Leaves UK Limited	London, United Kingdom	100%
Subsidiaries	Jurisdiction of incorporation	Ownership
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
Northern Swan International, Inc.	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH (formerly Northern Swan Holdings GmbH)	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Eagle Canada Holdings, Inc.	British Columbia, Canada	70%
Ecomedics S.A.S.	Bogota, Colombia	70%
Clever Leaves UK Limited	London, United Kingdom	70%